Mining Interests - Investments in Associates and Joint Venture	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Mining Interests - Investments in Associates and Joint Venture
20.	MINING INTERESTS – INVESTMENTS IN ASSOCIATES AND JOINT VENTURE

At December 31, 2017, the Company had a 40% interest in Pueblo Viejo, a 50% interest in NuevaUnión, a 22.9% interest in Leagold (included in “Other”) and a 37.5% interest in Alumbrera (included in “Other”). These investments are accounted for using the equity method and included in mining interests. The Company adjusts each associate and joint venture’s financial results, where appropriate, to give effect to uniform accounting policies.

The following table summarizes the change in the carrying amount of the Company’s investments in associates and joint venture:

	Pueblo Viejo (a)	NuevaUnión	Other (b)	Total
At January 1, 2017	$1,123	$884	$—	$2,007
Company’s share of net earnings of associates and joint venture (1)	142	2	—	144
Acquisition of interest in Leagold (note 8(a))	—	—	71	71
Capital investment	—	33	—	33
Return of capital investment	(65)	—	—	(65)
Reversal of impairment	557	—	—	557
Other	(11)	—	—	(11)

At December 31, 2017	$1,746	$919	$71	$2,736

At January 1, 2016	$967	$872	$—	$1,839
Company’s share of net earnings of associates and joint venture	169	2	—	171
Capital investment	—	10	—	10
Return of capital investment	(24)	—	—	(24)
Other	11	—	—	11

At December 31, 2016	$1,123	$884	$—	$2,007

(1)	Share of net earnings related to associates and joint venture of $189 million (year ended December 31, 2016 – $171 million) presented on the Consolidated Statement of Earnings includes the Company’s share of net earnings of associates and joint venture of $144 million (year ended December 31, 2016 – 171 million) and the reduction of the provision related to funding Alumbrera’s reclamation costs of $45 million (year ended December 31, 2016 – $nil ) (note 20(c)).

Summarized financial information for the Company’s investments in associates and joint venture, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition/formation and adjustments for differences in accounting policies, is as follows:

Year ended December 31, 2017	Pueblo Viejo	NuevaUnión	Other (b)	Total
Revenues	$1,423	$—	$653	$2,076
Production costs	(497)	—	(544)	(1,041)
Depreciation and depletion	(98)	—	(42)	(140)

Earnings from mine operations	828	—	67	895
Interest income	1	—	2	3
Interest expense	(133)	—	(41)	(174)
Other (expense) income	(18)	3	(49)	(64)
Income tax (expense) recovery	(324)	2	(43)	(365)

Net earnings of associates and joint venture	354	5	(64)	295

Company’s share of net earnings of associates and joint venture	142	2	45	189
Reversal of impairment	557	—	—	557

Company’s equity share of net earnings of associates and joint venture	$699	$2	$45	$746

Year ended December 31, 2016	Pueblo Viejo	NuevaUnión	Other (b)	Total
Revenues	$1,517	$—	$686	$2,203
Production costs	(462)	—	(492)	(954)
Depreciation and depletion	(88)	—	(40)	(128)

Earnings from mine operations	967	—	154	1,121
Interest expense	(132)	—	(25)	(157)
Other income (expense)	9	3	(16)	(4)
Income tax (expense) recovery	(421)	1	(8)	(428)

Net earnings of associates and joint venture	423	4	105	532

Company’s equity share of net earnings of associates and joint venture	$169	$2	$—	$171

The asset and liabilities of the Company’s material associate and joint venture were as follows:

At December 31, 2017	Pueblo Viejo(a)	NuevaUnión (c)
Current assets	$515	$24
Non-current assets	6,296	2,278

	6,811	2,302

Current liabilities	341	23
Non-current liabilities	2,105	441

	2,446	464

Net assets	4,365	1,838

Company’s equity share of net assets of associates and joint venture	$1,746	$919

At December 31, 2016	Pueblo Viejo(a)	NuevaUnión (c)
Current assets	$833	$10
Non-current assets	3,902	2,205

	4,735	2,215

Current liabilities	668	6
Non-current liabilities	1,258	441

	1,926	447

Net assets	2,809	1,768

Company’s equity share of net assets of associates	$1,123	$884

The equity share of cash flows of the Company’s investments in associates and joint venture are as follows:

Year ended December 31, 2017	Pueblo Viejo (a)	NuevaUnión	Other (b)	Total
Net cash provided by operating activities	$132	$6	$50	$188
Net cash used in investing activities	(46)	(33)	—	(79)
Net cash (used in) provided by financing activities	(234)	33	—	(201)

Year ended December 31, 2016
Net cash provided by operating activities	$258	$1	$63	$322
Net cash used in investing activities	(35)	(12)	(1)	(48)
Net cash (used in) provided by financing activities	(125)	10	(51)	(166)

(a)	In June 2009, the Company entered into a $400 million shareholder loan agreement with Pueblo Viejo with a term of fifteen years. In April 2012, additional funding of $300 million was issued to Pueblo Viejo with a term of twelve years. Both loans bear interest at 95% of LIBOR plus 2.95% payable semi-annually in arrears on February 28 and August 31 of each year. The loan has no set repayment terms. At December 31, 2017, the carrying amount of the Company’s share of shareholder loans to Pueblo Viejo was $506 million (December 31, 2016 – $537 million), which is included in the Company’s investments in associates and is being accreted to the face value over the term of the loans. Included in other current assets of the Company was a total of $4 million (December 31, 2016 – $31 million) in interest receivable relating to the shareholder loan.
(b)

The Company’s investments in other associates are comprised of its interests in Alumbrera and Leagold. Effective January 1, 2016, the Company discontinued recognizing its share of earnings (loss) of Alumbrera because the Company’s share of losses exceeded its interest in Alumbrera. Additional losses in the future will be provided to the extent the Company has incurred legal or constructive obligations or made payments on behalf of Alumbrera. Any future earnings of Alumbrera will be recognized by the Company only after the Company’s share of future earnings equals its share of losses not recognized. During the year ended December 31, 2017, the Company recognized a reduction of $45 million (year ended December 31, 2016 – $nil) in the Company’s provision to fund its share of Alumbrera’s reclamation and closure cost obligations which has been classified as Share of Net Earnings Related to Associate and Joint Venture in the Consolidated Statements of Earnings. The reduction in the provision reflects the expectation that Alumbrera will be able to fund a greater portion of its reclamation costs than previously estimated due to improved financial results, primarily as a result of higher realized copper prices.

(c)	At December 31, 2017, NuevaUnión held $15 million (December 31, 2016 – $3 million) of cash and cash equivalents, $21 million (December 31, 2016 – $4 million) of total current financial liabilities and $nil million (December 31, 2016 – $nil) of total non-current financial liabilities which have been included in the total of current assets, current liabilities and non-current liabilities, respectively. At December 31, 2017, NuevaUnión’s capital and operating commitments amounted to $92 million (December 31, 2016 – $39 million).